Statement Of Cash Flows	12 Months Ended
Dec. 31, 2024
Statement of cash flows [abstract]
Statement Of Cash Flows
39. Statement of Cash Flows
39.1 Details of cash and cash equivalents as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)	December 31, 2023		December 31, 2024
Cash	￦	2,114,596	￦	1,954,624
Checks issued by other banks		142,437		124,366
Due from the Bank of Korea		15,362,056		14,372,352
Due from other financial institutions		12,217,222		13,417,769

		29,836,311		29,869,111

Due from financial institutions measured at fair value through profit or loss		79,810		59,838

		29,916,121		29,928,949

Deduction:
Restricted due from financial institutions*		(3,273,428)		(4,338,818)
Due from financial institutions with original maturities over three months		(816,105)		(981,264)

		(4,089,533)		(5,320,082)

	￦	25,826,588	￦	24,608,867

*	Items meeting the definition of cash are excluded.

Items meeting the definition of cash among due from financial institutions with restriction to use as of December 31, 2023 and 2024, are as follows:

(In millions of Korean won)		Financial institutions	December 31, 2023		December 31, 2024
Due from financial institutions in Korean won	Due from the Bank of Korea	The Bank of Korea	￦	13,731,708	￦	11,635,481
	Due from others	Korea Development Bank and others		27,556		25,928
Due from financial institutions in foreign currencies	Due from banks in foreign currencies	Bank Indonesia and others		944,917		2,540,681

			￦	14,704,181	￦	14,202,090

39.2 Significant non-cash transactions for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	2022		2023		2024
Write-offs of loans	￦	1,516,087	￦	1,757,920	￦	1,984,218
Changes in accumulated other comprehensive income from valuation of financial instruments at fair value through other comprehensive income		(6,516,502)		3,346,010		1,216,436
Changes in accumulated other comprehensive income from valuation of investments in associates		(362)		24		165
39.3 Cash inflows and outflows from income tax, interest, and dividends for the years ended December 31, 2022, 2023 and 2024, are as follows:

(In millions of Korean won)	Activities	2022		2023		2024
Income tax paid	Operating	￦	1,524,025	￦	2,189,111	￦	1,158,212
Interest received	Operating		20,369,575		28,550,486		30,279,240
Interest paid	Operating		6,356,269		13,119,057		15,354,968
Dividends received	Operating		399,984		330,350		482,012
Dividends paid	Financing		1,564,153		1,336,816		1,686,777
39.4 Changes in liabilities arising from financing activities for the years ended December 31, 2023 and 2024, are as follows:

(In millions of Korean won)
	2023
					Non-cash changes
	Beginning		Net cash flows		Acquisition (disposal)		Exchange differences		Changes in fair value		Subsidiaries		Others		Ending
Derivatives held for hedging*	￦	(4,822)	￦	(73,335)	￦	—	￦	(84,429)	￦	(36,123)	￦	—	￦	105,706	￦	(93,003)
Borrowings and debentures		140,415,569		(2,128,851)		—		616,459		121,577		114,904		(379,429)		138,760,229
Due to trust accounts		5,808,446		2,333,656		—		—		—		—		—		8,142,102
Others		1,695,821		(781,632)		152,344		—		—		—		83,054		1,149,587

	￦	147,915,014	￦	(650,162)	￦	152,344	￦	532,030	￦	85,454	￦	114,904	￦	(190,669)	￦	147,958,915

39.4 Changes in liabilities arising from financing activities for the years ended December 31, 2023 and 2024, are as follows (cont’d):

(In millions of Korean won)
	2024
					Non-cash changes
	Beginning		Net cash flows		Acquisition (disposal)		Exchange differences		Changes in fair value		Subsidiaries		Others		Ending
Derivatives held for hedging*	￦	(93,003)	￦	(216,883)	￦	—	￦	(238,486)	￦	(128,072)	￦	—	￦	314,589	￦	(361,855)
Borrowings and debentures		138,760,229		825,087		—		4,045,394		39,945		(22,909)		600,523		144,248,269
Due to trust accounts		8,142,102		89,900		—		—		—		—		—		8,232,002
Others		1,149,587		(339,514)		630,785		—		—		—		107,777		1,548,635

	￦	147,958,915	￦	358,590	￦	630,785	￦	3,806,908	￦	(88,127)	￦	(22,909)	￦	1,022,889	￦	153,667,051

*	Derivatives held for hedging purposes are the net amount after offsetting liabilities and assets.
39.5 The net cash flow associated with the changes in the subsidiaries for the years ended December 31, 2023 and 2024 are
￦
 1,297,001 million of cash inflow and
￦
88,528 million of cash inflow, respectively.